Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related party transactions	Related party transactionsKey management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, Chief Financial
Officer, Chief Operating Officer, Chief Technology Officer, Chief Corporate Development Officer and other senior officers and Directors.

Compensation expense for the Company’s key management personnel for the years ended December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
	$	$
Salaries and benefits	3,860	2,443
Share-based compensation	1,364	562
	5,224	3,005